G. Stockholder's Equity (Tables)	12 Months Ended
Sep. 30, 2016
G. Stockholders Equity Tables
Warrants for Common Stock Outstanding
Number of Shares	Exercise Price	Expiration Date
1,337,627	$0.40	March 2017
325,000	$0.40	April 2017
300,000	$0.258	June 2017
50,000	$0.26	June 2017
140,000	$0.35	October 2017
12,205,000	$0.25	February 2018
1,242,000	$0.25	March 2018
50,000	$0.49	January 2020
37,298,250	$0.22	December 2020
52,947,877

Number of Shares	Exercise Price	Expiration Date
50,000	$0.50	May 2016
50,000	$0.50	July 2016
50,000	$1.00	July 2016
50,000	$1.50	July 2016
50,000	$2.00	July 2016
50,000	$2.50	July 2016
1,337,627	$0.40	March 2017
325,000	$0.40	April 2017
300,000	$0.258	June 2017
50,000	$0.26	June 2017
140,000	$0.35	October 2017
12,205,000	$0.25	February 2018
1,242,000	$0.25	March 2018
50,000	$0.49	January 2020
15,949,627

Summary Of Warrant Activity
		Weighted Average
			Remaining	Aggregate
	Number	Exercise	Contractual	Intrinsic
	of Shares	Price	Term (in years)	Value
Outstanding at 9/30/2014	16,925,664	$0.27	3.1 years	$215,048
Granted	50,000	$0.49		$-
Exercised	(80,000)	$0.25		$10,975
Cancelled	(50,000)	$0.38		$-
Forfeited	-	$-		$—
Outstanding at 9/30/2015	16,845,664	$0.27	2.2 years	$206,626
Granted	37,298,250	$0.22		$1,864,913
Exercised	—	$—		$—
Cancelled	(1,196,037)	$0.34		$156,000
Forfeited	—	$—		$—
Outstanding at 9/30/2016	52,947,877	$0.23	3.3 years	$—
Exercisable at 9/30/2016	52,947,877	$0.23	3.3 years	$—